Acquisition of subsidiaries - Narrative (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 28, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Nov. 30, 2023	Jul. 31, 2023	Aug. 25, 2022
Disclosure of detailed information about business combination [line items]
Deferred tax liability (asset)		R$ (328,485)	R$ (316,731)	R$ (193,495)
Cash paid		87,112	127,547	206,672
Consideration transferred		151,985	302,468	326,598
Gain on bargain purchase		0	R$ 0	R$ 18,295
Provecampo S.A.S., Cenagro, and Cenegral
Disclosure of detailed information about business combination [line items]
Deferred tax liability (asset)		5,298
Referência Agroinsumos
Disclosure of detailed information about business combination [line items]
Cash paid						R$ 67,112
Consideration transferred						102,112
Deferred consideration payable						R$ 35,000
Percentage of voting equity interests acquired						65.52%
Referência Agroinsumos | Produtec Comércio e Representações S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						70.00%
CORAM
Disclosure of detailed information about business combination [line items]
Cash paid					R$ 20,000
Consideration transferred					49,873
Deferred consideration payable					R$ 29,900
Percentage of voting equity interests acquired					72.17%
CORAM | Qualiciclo Agrícola S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Union Agro S.A.
Disclosure of detailed information about business combination [line items]
Cash paid	R$ 103,800
Consideration transferred	123,951
Gain on bargain purchase	R$ 18,295
NS Agro S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							82.00%
Advance consideration transfer		R$ 14,924